Financial Results	12 Months Ended
Dec. 31, 2020
FINANCIAL RESULTS.
Financial Results

34.  FINANCIAL RESULTS.

Finance income and costs for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the years ended December 31,
	2020	2019	2018
Finance Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	7,324,057	8,973,606	9,612,575
Interests charged to customers in energy accounts and billing	12,477,393	8,057,203	7,140,984
Financial income by Law N°21,185 (1)	15,328,829	5,225,739
Other financial income	1,030,181	5,142,727	3,180,909
Total Finance Income	36,160,460	27,399,275	19,934,468

	For the years ended December 31,
	2020	2019	2018
Finance Costs	ThCh$	ThCh$	ThCh$
Finance Costs	(127,408,771)	(164,897,900)	(122,184,189)
Bank loans	(7,151,030)	(14,487,700)	(20,701,774)
Bonds payable to the public not guaranteed	(84,268,247)	(81,818,564)	(62,255,300)
Lease obligations	(2,128,360)	(1,815,170)	(739,069)
Valuation of financial derivatives for cash flow hedging	(5,887,498)	1,775,749	1,183,228
Financial update of provisions (2)	(4,115,292)	(4,356,650)	(3,176,001)
Post-employment benefit obligations (3)	(2,146,386)	(2,639,738)	(2,750,376)
Debt formalization expenses and other associated expenses	(2,646,906)	(4,710,012)	(9,373,412)
Capitalized borrowing costs	33,109,819	9,321,354	6,435,646
Financial cost related companies	(35,079,947)	(31,304,382)	(23,228,947)
Financial cost by Law N°21,185 (1)	(4,518,268)	(19,062,333)	—
Other financial costs	(12,576,656)	(15,800,454)	(7,578,184)
(Loss) gain from indexed assets and liabilities, net	2,085,768	(2,982,268)	(818,146)
Foreign currency exchange differences	(23,272,231)	(10,412,110)	(7,807,197)
Total Finance Costs	(148,595,234)	(178,292,278)	(130,809,532)

Total Financial Results	(112,434,774)	(150,893,003)	(110,875,064)
(1)	Relates to finance income and costs generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).
(2)	See Note 25.
(3)	See Note 26.2 b).

The origins of the effects on results for the application of adjustment units and foreign exchange gains (losses) are as follows:

	For the years ended December 31,
	2020	2019	2018
Gains (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	—	36,797	—
Other non-financial assets	—	—	45,108
Trade and other receivables	2,212,324	1,410,408	1,197,498
Current tax assets and liabilities	1,026,963	2,557,465	3,424,644
Other financial liabilities (financial debt and derivative instruments)	980,933	(1,637,291)	(1,714,216)
Trade and other payables	241,532	16,939	15,145
Other provisions	(196,777)	—	—
Other non-financial liabilities	(643)	(1,688)	—
Sub total	4,264,332	2,382,630	2,968,179

Intangible assets other than goodwill	142	203	180
Property, plant and equipment	764,982	1,132,453	1,035,084
Deferred tax liabilities	(548,505)	—	—
Equity	(2,434,384)	(5,805,120)	(3,743,959)
Other Provision of Services	(1,246)	—	(1,189,452)
Energy Sales	—	(1,352,295)	—
Energy Purchases	—	432	—
Other variable supplies and services	—	—	21,503
Work for the Fixed Assets	—	103,512	—
Personal expenses	130,213	166,715	143,148
Other fixed operating expenses	108,226	23,714	147,975
Financial income	(204,137)	(367,059)	(268,511)
Financial expenses	6,145	732,547	67,707
Sub total Hyperinflation result (1)	(2,178,564)	(5,364,898)	(3,786,325)
Gains from indexed assets and liabilities, net	2,085,768	(2,982,268)	(818,146)

	For the years ended December 31,
	2020	2019	2018
Foreign Currency Exchange Differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	10,110,166	(937,177)	(415,962)
Other financial assets	6,316,333	2,052,540	5,733,173
Other non-financial assets	6,086,388	(1,712,690)	(534,401)
Trade and other receivables (2)	(24,504,740)	8,847,969	726,347
Current tax assets and liabilities	(4,361,506)	(1,633,471)	(1,903,963)
Other financial liabilities (financial debt and derivative instruments)	(10,265,859)	(8,147,939)	(5,726,246)
Trade and other payables (2)	(5,755,302)	(9,381,721)	(5,379,210)
Other non-financial liabilities	(897,711)	500,379	(306,935)
Total Foreign Currency Exchange Differences	(23,272,231)	(10,412,110)	(7,807,197)
(1)

Corresponds to the financial effect derived from the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).

(2)

This includes the foreign currency translation difference due to the dollarization of trade receivables and payables in the amount of ThCh$(36,494,889) and ThCh$ 11,234,506 respectively, as a result of the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).